Advances for Vessels Under Construction and Other Vessels' Costs (Tables)	6 Months Ended
Jun. 30, 2024
Advances for Vessels Under Construction and Other Vessels' Costs [Abstract]
Advances for Vessels Under Construction and Other Vessels' Costs
	June 30, 2024	December 31, 2023
Pre-delivery installments	$37,422	$9,488
Capitalized costs	6,566	1,815
Total	$43,988	$11,303